Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Schedule of net loss per share attributable to common stockholders

	Year Ended
(in thousands, except share and per share data)	December 31,
	2022	2021
Numerator:
Net loss from continuing operations	$(36,182)	$(30,329)
Net income from discontinued operations	$3,285	$5,497
Net loss	$(32,897)	$(24,832)
Denominator:
Weighted average number of common shares - basic and diluted	13,832,887	10,444,767

Net loss per share from continuing operations attributable to common stockholders - basic and diluted	$(2.62)	$(2.90)
Net income per share from discontinued operations attributable to common stockholders - basic and diluted	$0.24	$0.53
Net loss per share - basic and diluted	$(2.38)	$(2.38)

Schedule of potential common shares excluded from calculation, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders

	December 31,
	2022	2021
Options to purchase common stock	1,864,739	1,386,811
Restricted stock units	372,307	235,985
Class A common stock warrants	187,969	—
Total	2,425,015	1,622,796